SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
19.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment reporting

The Company's chief operating decision maker has been identified as the Chief Executive Officer who reviews results of operations by business lines when making decisions about allocating resources and assessing performance of the Company. The Company has therefore determined that each business line represents an operating segment and there are three operating segments presented: internet games, mobile games and WVAS.

The Company does not allocate any assets to its operating segments as management does not believe that allocating these assets is useful in evaluating these segments' performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

	For the years ended December 31,
	2013	2014	2015

Revenues
Internet games	$93,792,294	$118,099,837	$105,045,280
Mobile games	16,908,282	45,036,427	24,646,661
WVAS	62,953,219	64,459,705	49,421,487

	173,653,795	227,595,969	179,113,428

Cost of revenues
Internet games	(45,283,888)	(61,443,104)	(52,368,813)
Mobile games	(7,780,237)	(22,977,318)	(14,776,616)
WVAS	(43,085,208)	(44,858,641)	(37,007,224)
Impairment loss on intangible assets included in Internet games segment (Note)	(250,553)	-	(35,209,933)

	(96,399,886)	(129,279,063)	(139,362,586)
Gross profit

Internet games	48,508,406	56,656,733	52,676,467
Mobile games	9,128,045	22,059,109	9,870,045
WVAS	19,868,011	19,601,064	12,414,263
Impairment loss on intangible assets included in Internet games segment (Note)	(250,553)	-	(35,209,933)

	77,253,909	98,316,906	39,750,842
Operating expenses

Product development	(26,401,720)	(25,107,372)	(24,189,619)
Selling and marketing	(26,674,024)	(42,522,684)	(25,890,472)
General and administrative	(8,976,176)	(12,564,600)	(13,484,211)
Impairment loss on intangible assets	(1,562,386)	(1,323,260)	-

Total operating expenses	(63,614,306)	(81,517,916)	(63,564,302)

Government subsidies	$2,176,449	$1,138,909	$1,573,577

Income (loss) from operations	$15,816,052	$17,937,899	$(22,239,883)

Note: The cost of revenues for internet games segment in 2013 and 2015, amounted to $45,534,441 and $87,578,746 which included impairment charges of $250,553 and $35,209,933, respectively. The gross profit for internet games segment in 2013 and 2015, amounted to $48,257,853 and $17,466,534, which included impairment charges of $250,553 and $35,209,933, respectively. Prior period information is presented in a manner that is consistent with the current period segment reporting.

Service lines of internet games

The internet games revenues are derived from online game operation revenues and licensing revenues including royalties. Revenues of internet games by service line for the years ended December 31, 2013, 2014 and 2015 are as follows:

	For the years ended December 31,
	2013	2014	2015

Internet games
Online game operation	$91,308,244	$116,756,333	$104,671,006
Licensing arrangement	2,484,050	1,343,504	374,274

	$93,792,294	$118,099,837	$105,045,280

Service lines of mobile games

The mobile games revenues comprise revenues from carrier billing channels and revenues from non-carrier billing channels. Revenues of mobile games by service line for the years ended December 31, 2013, 2014 and 2015 are as follows:

	For the years ended December 31,
	2013	2014	2015
Mobile games
- Carrier billing channels	$10,135,756	$23,808,707	$12,057,097
- Non-carrier billing channels	6,772,526	21,227,720	12,589,564

	$16,908,282	$45,036,427	$24,646,661

Service lines of WVAS

The WVAS include Wireless Application Protocol ("WAP") services, Multimedia Messaging Services ("MMS"), Short Messaging Services ("SMS"), Interactive Voice Response services ("IVR"), and Color Ring Back Tones ("CRBT"). Revenues of WVAS by service line for the years ended December 31, 2013, 2014 and 2015 are as follows:

	For the years ended December 31,
	2013	2014	2015
WVAS
- SMS	$31,844,446	$31,922,975	$21,336,865
- IVR	14,658,612	13,210,504	3,957,328
- MMS	1,096,133	968,026	945,771
- WAP	708,984	364,750	366,180
- CRBT and others	14,645,044	17,993,450	22,815,343

	$62,953,219	$64,459,705	$49,421,487

Items included in measure of segment profit

	For the years ended December 31,
	2013	2014	2015

Depreciation and amortization
Internet games	$1,808,259	$6,095,769	$2,798,822
Mobile games	485,671	4,258,966	1,395,782
WVAS	2,694,077	11,168,363	5,948,890

	4,988,007	21,523,098	10,143,494

	For the years ended December 31,
	2013	2014	2015

Share-based compensation
Internet games	$570,511	$438,362	$288,463
Mobile games	153,230	306,273	143,857
WVAS	849,988	803,145	613,128

	1,573,729	1,547,780	1,045,448

Geographical information

The Company's operations are mainly located in its country of domicile (i.e. the PRC) and to a lesser extent, overseas. The Company's revenues by geographic areas (based on location of the other signing party of the revenue contract) are detailed below:

	For the years ended December 31,
	2013	2014	2015

PRC	$167,752,785	$221,935,017	$174,199,110
Asia-pacific	913,465	162,797	7,937
Europe and America	4,987,545	5,498,155	4,906,381

	$173,653,795	$227,595,969	$179,113,428

The Company's long-lived assets as of December 31, 2014 and 2015 were all located in the PRC.